Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of financial position - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Previously Reported [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of financial position [Line Items]
Total current assets	$ 44,996,870	$ 44,369,905
Total non-current assets	42,946,557	41,690,197
Total assets	87,943,427	86,060,102
Total current liabilities	43,634,527	41,629,853
Total non-current liabilities	32,412,926	32,411,031
Total liabilities	76,047,453	74,040,884
Commitments and contingenccies	1,942,050	730,000
Total equity	11,895,974	12,019,218
Total equity and liabilities	$ 87,943,427	86,060,102
Adjustment [Member]
Restatement of Previously Issued Financial Statements (Details) - Schedule of consolidated statement of financial position [Line Items]
Total current assets		626,965
Total non-current assets		1,256,360
Total assets		1,883,325
Total current liabilities		2,004,675
Total non-current liabilities		1,895
Total liabilities		2,006,570
Commitments and contingenccies		1,212,050
Total equity		(123,244)
Total equity and liabilities		$ 1,883,326